Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 13,205,000		¥ 12,585,000
Investment securities, Available-for-sale debt securities		33,518,503		32,833,114
Equity securities		6,977,600		7,238,194
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	12,710,000		11,877,000
Obligation to return securities received as collateral		3,087,026		3,176,962
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	10,109,000		8,712,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	9,896,000		8,691,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	2,795,000		3,557,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	2,671,000		3,000,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	188,000		207,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	183,000		227,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	27,000		35,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	27,000		33,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	84,000		72,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	69,000		71,000
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		24,077,696		24,567,904
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,226,566		1,537,431
Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,641,419		2,171,692
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,130,731		1,119,360
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,615,351		1,617,535
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		130,955		95,236
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,502,922		1,558,349
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		192,863	[4]	165,607	[5]
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	27,331,733		22,579,997
Trading account assets, Trading derivative assets		13,204,485		12,585,175
Investment securities, Available-for-sale debt securities		33,518,503		32,833,114
Equity securities	[7]	6,386,363		6,699,943
Others	[8],[9]	881,755		1,057,250
Assets at fair value, Total		81,322,839		75,755,479
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		162,910		215,414
Trading account liabilities, Trading derivative liabilities		12,846,582		12,006,917
Obligation to return securities received as collateral		3,087,026		3,176,962
Others	[10]	492,016		482,172
Liabilities at fair value, Total		16,588,534		15,881,465
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value				35
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	12,821,328		10,876,424
Trading account assets, Trading derivative assets		63,582		71,175
Investment securities, Available-for-sale debt securities		22,550,086		23,105,682
Equity securities	[7]	5,982,629		6,255,413
Others	[8],[9]	807,193		955,548
Assets at fair value, Total		42,224,818		41,264,242
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		157,114		208,354
Trading account liabilities, Trading derivative liabilities		88,329		80,673
Obligation to return securities received as collateral		2,912,355		3,030,974
Liabilities at fair value, Total		3,157,798		3,320,001
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	13,725,079		10,876,080
Trading account assets, Trading derivative assets		13,047,590		12,420,100
Investment securities, Available-for-sale debt securities		10,684,983		9,376,772
Equity securities	[7]	375,914		416,171
Others	[8],[9]	42,184		93,042
Assets at fair value, Total		37,875,750		33,182,165
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		5,796		7,060
Trading account liabilities, Trading derivative liabilities		12,701,110		11,844,463
Obligation to return securities received as collateral		174,671		145,988
Others	[10]	426,368		507,700
Liabilities at fair value, Total		13,307,945		12,505,211
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	785,326		827,493
Trading account assets, Trading derivative assets		93,313		93,900
Investment securities, Available-for-sale debt securities		283,434		350,660
Equity securities	[7]	27,820		28,359
Others	[8],[9]	32,378		8,660
Assets at fair value, Total		1,222,271		1,309,072
Liabilities:
Trading account liabilities, Trading derivative liabilities		57,143		81,781
Others	[10]	65,648		(25,528)
Liabilities at fair value, Total		122,791		56,253
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		10,108,456		8,711,839
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,896,293		8,674,623
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		23,430		3,320
Liabilities:
Trading account liabilities, Trading derivative liabilities		35,179		3,085
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		10,067,719		8,681,427
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,839,618		8,659,042
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		17,307		27,092
Liabilities:
Trading account liabilities, Trading derivative liabilities		21,496		12,496
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		2,795,091		3,557,421
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,670,650		3,000,252
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		1,115		1,890
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,633		2,058
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		2,771,115		3,543,413
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,663,347		2,992,812
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		22,861		12,118
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,670		5,382
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		187,703		207,310
Liabilities:
Trading account liabilities, Trading derivative liabilities		183,392		226,781
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		39,037		65,965
Liabilities:
Trading account liabilities, Trading derivative liabilities		50,517		75,530
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		139,666		118,351
Liabilities:
Trading account liabilities, Trading derivative liabilities		126,737		117,572
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		9,000		22,994
Liabilities:
Trading account liabilities, Trading derivative liabilities		6,138		33,679
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		29,411		36,992
Liabilities:
Trading account liabilities, Trading derivative liabilities		27,651		34,432
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		3,727		6,239
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,916		4,362
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		25,684		30,753
Liabilities:
Trading account liabilities, Trading derivative liabilities		24,735		30,070
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		83,824		71,613
Liabilities:
Trading account liabilities, Trading derivative liabilities		68,596		70,829
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		65,363		70,670
Liabilities:
Trading account liabilities, Trading derivative liabilities		68,492		70,675
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		18,461		943
Liabilities:
Trading account liabilities, Trading derivative liabilities		104		154
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		24,077,696		24,567,904
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		20,635,872		21,522,128
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,441,824		3,045,776
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,226,566		1,537,431
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,226,566		1,537,431
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,641,419		2,171,692
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,914,214		1,583,554
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		707,959		567,946
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		19,246		20,192
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,130,731		1,119,360
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,126,535		1,113,323
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		4,196		6,037
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,615,351		1,617,535
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,615,336		1,617,520
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15		15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		130,955		95,236
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		128,917		92,806
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,038		2,430
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,502,922		1,558,349
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,371,467		1,397,177
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		131,455		161,172
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		192,863		165,607
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		66,379		4,793
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		126,484		160,814
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		6,358,543		6,671,584
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		5,982,629		6,255,413
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		375,914		416,171
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities		27,820	[11]	28,359
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		17,583
Unfunded commitments		2,054
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Funds [Member]
Assets:
Investments valued at net asset value		9,921
Unfunded commitments
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities		27,820	[11]	28,359
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		2,629,975		1,865,673
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		2,117,841		1,388,143
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		512,134		477,530
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		117,799		189,756
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		117,799		189,756
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Trading account assets, Trading securities		9,719,185		8,661,170
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		9,264,028		8,190,781
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		454,365		469,342
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		792		1,047
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,234,969		3,278,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,203,585		3,255,503
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		31,384		23,092
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		7,073,534		4,473,448
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		7,038,353		4,432,307
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,181		41,141
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		880,952		870,988
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		253,274		186,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		627,678		684,637
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		35,895		36,250
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		747		2,800
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,148		33,450
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,473,693		1,210,775
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,473,693		1,210,775
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[12]	2,165,731		1,993,342
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		40,400		21,517
Unfunded commitments		94,483		61,463
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,439,459		1,297,500
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[12]	671,129		651,716
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[12]	¥ 55,143		¥ 44,126

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	The table above reflects changes in presentation that were made to equity investment securities at March 31, 2018. See Note 1 for further information.
[8]	Excludes certain investments valued at net asset value of private equity funds, whose fair values at March 31, 2018 was ¥35 million, and those at March 31, 2019 was nil, respectively. There was no amount of unfunded commitments related to these private equity funds at March 31, 2018 and 2019.
[9]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[10]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[11]	Excludes certain investments valued at net asset value of real estate funds and private funds, whose fair values at March 31, 2019 were ¥17,583 million, and ¥9,921 million, respectively. The amounts of unfunded commitments related to these real estate funds and private funds at March 31, 2019 were ¥2,054 million, and nil, respectively.
[12]	Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥21,517 million and ¥40,400 million at March 31, 2018 and 2019, respectively. The amounts of unfunded commitments related to these private equity funds were ¥61,463 million and ¥94,483 million at March 31, 2018 and 2019, respectively.